Financial Instruments - Net Investment Hedge Impact on AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net (loss) income from discontinued operations, net of tax
Derivative
Amount of gain (loss) reclassified from AOCI into income	$ 1,967	$ 0	$ 0
Interest (expense) income
Derivative
Amount of gain (loss) recognized in income on derivative (amount excluded from effectiveness testing)	5,090	7,320	6,752
Cross-currency interest rate swaps
Derivative
Amount of gain (loss) recognized in OCI on derivative	$ (23,622)	$ 17,077	$ 18,843